Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
BlackRock U.S. Equity Factor Rotation ETF
(the “Fund”)
Supplement dated March 23, 2022 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated November 26, 2021, as supplemented
The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended.
Accordingly, effective March 19, 2022, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The section of the Summary Prospectus entitled “Summary of Principal Risks” and the sections of the Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks” are amended to delete “Non‑Diversification Risk.”

BlackRock U.S. Equity Factor Rotation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST
BlackRock U.S. Equity Factor Rotation ETF
(the “Fund”)
Supplement dated March 23, 2022 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated November 26, 2021, as supplemented
The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended.
Accordingly, effective March 19, 2022, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The section of the Summary Prospectus entitled “Summary of Principal Risks” and the sections of the Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks” are amended to delete “Non‑Diversification Risk.”